united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/20

Item 1. Reports to Stockholders.

F/m Investments European L/S Small Cap Fund

Institutional Class
BESMX
Investor Class
BESRX

Semi-Annual Report
April 30, 2020

1-844-322-8112 www.fm-invest.com
Distributed by Northern Lights Distributors, LLC Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.fm-invest.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

F/m Investments European L/S Small Cap Fund
PORTFOLIO REVIEW (Unaudited)
April 30, 2020

The fund’s performance figures* for the periods ended April 30, 2020, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception **	Since Inception ***
F/m Investments European L/S Small Cap Fund Investor Class	(12.61)%	(17.38)%	N/A	(2.96)%	N/A
F/m Investments European L/S Small Cap Fund Institutional Class	(12.43)%	(17.11)%	(2.97)%	N/A	5.73%
MSCI Europe Small Cap Index (a)	(15.20)%	(14.82)%	1.21%	1.18%	2.02%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total operating expenses as stated in the fee table to the Fund’s prospectus dated March 1, 2020 is 3.85% and 4.15% for the Institutional Class and Investor Class. For performance information current to the most recent month-end, please call 1-844-322-8112.

**	Inception date is December 30, 2015.

***	Inception date is October 31, 2007. Performance data for Institutional Class shares includes the Fund’s predecessor hedge fund.

(a)	The MSCI Europe Small Cap Index captures small cap representation across the 15 Developed Markets countries in Europe. With 918 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in the European equity universe. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings By Industry/Asset Type (1)	% of Net Assets
Money Market Fund	9.9%
Retail	7.9%
Software	7.2%
Transportation	5.7%
Commercial Services	5.3%
Leisure Time	4.7%
Insurance	4.5%
Home Builders	4.4%
Forest Products & Paper	4.3%
Food	3.8%
Other Assets Less Liabilities	42.3%
100.0%

(1)	Does not include securities sold short in which the fund invests.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2020

Shares		Fair Value
	COMMON STOCK - 88.7%
	AIRLINES - 1.8%
3,913	Wizz Air Holdings PLC - 144A * ^	$141,851

	APPAREL - 2.1%
43,865	BasicNet SpA	166,477

	AUTO PARTS & EQUIPMENT - 3.7%
7,368	CIE Automotive SA	129,042
67,244	Gestamp Automocion SA - 144A ^	170,874
		299,916
	BUILDING MATERIALS - 3.7%
3,275	Kingspan Group PLC	167,231
13,301	Tarkett SA ^	131,700
		298,931
	BUILDING MATERIALS - 1.4%
4,429	Nabaltec AG	109,149

	COMMERCIAL SERVICES - 5.3%
20,423	IWG PLC ^	61,310
22,122	Marlowe PLC *	115,800
20,664	Savills PLC ^	251,523
		428,633
	COMPUTERS - 3.7%
6,267	QT Group Oyj *	156,505
2,690	SNP Schneider-Neureither & Partner SE *	139,215
		295,720
	DISTRIBUTION/WHOLESALE - 2.4%
48,981	Fourlis Holdings SA	191,795

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
32,041	Banca Farmafactoring SpA - 144A * ^	165,471

	ELECTRONICS- 2.0%
982	Barco NV ^	157,035

	ENGINEERING & CONSTRUCTION - 3.6%
4,315	Alfen Beheer BV *	124,300
13,729	Instalco AB ^	166,426
		290,726
	FOOD - 3.8%
277,814	Premier Foods PLC *	160,142
39,520	Raisio Oyj	146,524
		306,666
	FOOD SERVICE - 2.6%
4,139	DO & CO. AG ^	206,725

	FOREST PRODUCTS & PAPER - 4.3%
31,111	Altri SGPS SA ^	164,246
16,921	Corticeira Amorim SGPS SA ^	178,293
		342,539
	HEALTHCARE - SERVICES - 1.7%
12,030	M1 Kliniken AG	138,353

	HOME BUILDERS - 4.4%
260,100	Glenveagh Properties PLC - 144A * ^	162,101
32,329	Redrow PLC ^	188,069
		350,170
	HOME FURNISHINGS - 2.2%
15,488	Harvia Oyj	178,970

	INSURANCE - 4.5%
9,900	Grupo Catalana Occidente SA ^	191,713
21,982	Lancashire Holdings Ltd. ^	169,689
		361,402
	INVESTMENT COMPANIES - 2.4%
292,394	Duke Royalty Ltd.	77,082
220,000	Stirling Industries PLC * #	117,936
		195,018
	LEISURE TIME - 4.7%
54,264	Gym Group PLC - 144A	114,031
5,803	MIPS AB ^	146,750
49,223	Piaggio & C SpA ^	112,680
		373,461
	PACKAGING & CONTAINERS - 1.7%
11,220	Zignago Vetro SpA ^	139,606

	PRIVATE EQUITY - 1.5%
176,664	IP Group PLC * ^	123,674

	RETAIL - 7.9%
318,978	Brickability Group PLC	186,285
83,391	City Pub Group PLC/The	90,985
23,505	JD Sports Fashion PLC	156,957
12,497	WH Smith PLC ^	197,512
		631,739

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Shares		Fair Value
	COMMON STOCK (Continued) - 88.7%
	SOFTWARE - 7.2%
6,077	Bigben Interactive	$78,543
8,200	Frontier Developments PLC * ^	157,215
3,405	Mynaric AG *	177,151
22,639	Team17 Group PLC * ^	162,197
		575,106
	TEXTILES - 2.3%
6,737	Marimekko Oyj	188,534

	TRANSPORTATION - 5.7%
5,016	Construcciones y Auxiliar de Ferrocarriles SA ^	171,688
21,364	Goodbulk Ltd. #	282,218
		453,906

	TOTAL COMMON STOCK (Cost - $7,552,863)	7,111,573

	SHORT-TERM INVESTMENT - 9.9%
	MONEY MARKET FUND - 9.9%
397,111	Fidelity Institutional Money Market Funds - Government Portfolio, Institutional Class, 0.16% **	397,111
395,111	Invesco STIT - Treasury Portfolio, Institutional Class, 0.10%**	395,111
	TOTAL SHORT-TERM INVESTMENT (Cost - $792,222)	792,222

	TOTAL INVESTMENTS - 98.6% (Cost - $8,345,085)	$7,903,795
	SECURITIES SOLD SHORT - (24.6)% (Proceeds - $2,184,752)	(1,968,238)
	OTHER ASSETS LESS LIABILITIES - 26.0%	2,079,085
	NET ASSETS - 100.0%	$8,014,642

	SECURITIES SOLD SHORT - (24.6)%
	ADVERTISING - (1.4)%
1,814	Stroeer SE & Co. KGaA	$114,941

	APPAREL - (1.7)%
33,549	boohoo Group PLC *	136,684

	CHEMICALS - (1.8)%
4,396	Fuchs Petrolub SE	146,856

	COMMERCIAL SERVICES - (1.4)%
18,538	Aggreko PLC	107,328

	DIVERSIFIED FINANCIAL SERVICES - (2.5)%
2,668	Leonteq AG	96,199
13,027	Sanne Group PLC	106,477
		202,676
	ELECTRONICS - (1.3)%
3,043	Spectris PLC	102,367

	FOOD - (1.8)%
6,246	Greggs PLC	144,332

	HOME FURNISHINGS - (1.4)%
230	Rational AG ^	111,046

	INTERNET - (1.4)%
902	zooplus AG *	111,639

	MACHINERY-DIVERSIFIED - (1.9)%
215,486	Heidelberger Druckmaschinen AG *	153,414

	MEDIA - (1.4)%
18,442	Pearson PLC	106,958

	MISCELLANEOUS MANUFACTURING - (1.7)%
3,177	Stadler Rail AG *	138,844

	SEMICONDUCTORS - (3.2)%
2,733	Sensirion Holding AG - 144A *	96,702
2,283	u-blox Holding AG *	159,785
		256,487
	TRANSPORTATION - (1.7)%
64,122	Royal Mail PLC	134,666

	TOTAL SECURITIES SOLD SHORT (Proceeds - $2,184,752)	1,968,238

PLC - Public Limited Company

144A - Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transaction exempt from registration to qualified institutional buyers. At April 30, 2020, these securities amounted to $754,328 or 9.41% of net assets.

*	Non-income producing security.

^	All or a portion of these securities are held as collateral for securities sold short.

#	Fair valued security, the value of this security has been determined in good faith under the policies of the Board of Trustees.

**	Money market fund; interest rate reflects effective yield on April 30, 2020.

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/(Depreciation)
To Buy:
Swiss Franc	5/14/2020	Goldman Sachs	373,308	$386,895	$(1,998)
				$386,895	$(1,998)
To Sell:
British Pound	5/14/2020	Goldman Sachs	1,429,036	$1,802,591	$(4,308)
Euro	5/14/2020	Goldman Sachs	3,081,888	3,376,273	3,171
Norwegian Krone	5/14/2020	Goldman Sachs	2,884,140	282,233	(3,832)
Swedish Krona	5/14/2020	Goldman Sachs	3,157,981	323,356	(6,193)
				$5,784,453	$(11,162)

Total					$(13,160)

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 30, 2020

ASSETS
Investment securities:
At cost	$8,345,085
At value	$7,903,795
Cash at broker	1,632,179
Cash held for collateral at custodian	189,753
Foreign Currency (Cost $301,581)	304,730
Receivable for securities sold	177,841
Dividends and interest receivable	28,039
Receivable due from advisor	19,450
Prepaid expenses and other assets	26,673
TOTAL ASSETS	10,282,460

LIABILITIES
Securities sold short (Proceeds - $2,184,752)	1,968,238
Payable for investments purchased	222,170
Unrealized depreciation on foreign currency contracts	13,160
Dividends payable on securities sold short	4,685
Shareholder service fees	1,702
Distribution (12b-1) fees payable	319
Accrued expenses and other liabilities	57,544
TOTAL LIABILITIES	2,267,818
NET ASSETS	$8,014,642

NET ASSETS CONSIST OF:
Paid in capital	$21,886,971
Accumulated Loss	(13,872,329)
NET ASSETS	$8,014,642

NET ASSET VALUE PER SHARE:
Institutional Class:
Net Assets	$6,398,795
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	935,141
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$6.84

Investor Class:
Net Assets	$1,615,847
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	236,797
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$6.82

(a)	Redemptions made within 60 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended April 30, 2020

INVESTMENT INCOME
Dividends (net of foreign tax withheld of $3,612)	$82,071
Interest	4,516
TOTAL INVESTMENT INCOME	86,587

EXPENSES
Investment advisory fees	84,923
Distribution (12b-1) fees:
Investor Class	1,821
Custodian fees	35,606
Administration fees	31,176
Compliance officer fees	16,701
Dividends on securities sold short	15,047
Legal fees	14,919
Registration fees	12,474
Interest expense	12,441
Trustees fees and expenses	11,934
Audit fees	9,496
Printing expense	6,215
Third party administrative servicing fees	3,688
Insurance expense	2,486
Shareholder service fees - Investor Class	364
Other expenses	1,250
TOTAL EXPENSES	260,541

Less: Fees waived by the Advisor	(135,893)

NET EXPENSES	124,648

NET INVESTMENT LOSS	(38,061)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(1,131,416)
Foreign currency contracts	37,059
Securities sold short	(92,832)
(1,187,189)
Net change in unrealized appreciation (depreciation) on:
Investments	(434,455)
Foreign currency contracts	66,336
Foreign currency translations	8,160
Securities sold short	191,612
(168,347)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,355,536)

NET DECREASE IN NET ASSETS	$(1,393,597)

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2020	Year Ended
	(Unaudited)	October 31, 2019
FROM OPERATIONS
Net investment loss	$(38,061)	$(865,358)
Net realized loss from investments, foreign currency contracts, and securities sold short	(1,187,189)	(8,074,699)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, foreign currency contracts and foreign currency translations	(168,347)	4,320,779
Net decrease in net assets resulting from operations	(1,393,597)	(4,619,278)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid:
Institutional Class	(1,007,699)	(4,332,627)
Investor Class	(186,708)	(71,987)
Net decrease in net assets resulting from distributions to shareholders	(1,194,407)	(4,404,614)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Institutional Class	3,555,687	11,095,003
Investor Class	777,274	1,334,417
Net asset value of shares issued in reinvestment of distributions:
Institutional Class	760,571	3,407,875
Investor Class	186,709	71,987
Redemption fee proceeds:
Institutional Class	252	6,116
Investor Class	298	869
Payments for shares redeemed:
Institutional Class	(4,486,570)	(82,249,649)
Investor Class	(409,633)	(1,150,915)
Net increase (decrease) in net assets from shares of beneficial interest	384,588	(67,484,297)

TOTAL DECREASE IN NET ASSETS	(2,203,416)	(76,508,189)

NET ASSETS
Beginning of Period	10,218,058	86,726,247
End of Period	$8,014,642	$10,218,058

SHARE ACTIVITY
Institutional Class:
Shares Sold	459,908	1,170,894
Shares Reinvested	98,138	377,395
Shares Redeemed	(589,366)	(8,784,764)
Net decrease in shares of beneficial interest outstanding	(31,320)	(7,236,475)

Investor Class:
Shares Sold	103,093	143,293
Shares Reinvested	24,123	7,981
Shares Redeemed	(55,813)	(123,270)
Net increase in shares of beneficial interest outstanding	71,403	28,004

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Institutional Class
	For the
	Six Months Ended		For the	For the	For the	For the
	April 30, 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$9.03		$10.40	$11.67	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.17)	(0.25)	(0.21)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.96)		(0.63)	(0.43)	2.61	(0.55)
Total from investment operations	(0.99)		(0.80)	(0.68)	2.40	(0.73)
Less distributions from:
Net investment income	(1.20)		(0.25)	(0.31)	—	—
Net realized gains	—		(0.32)	(0.28)	—	—
Total distributions	(1.20)		(0.57)	(0.59)	—	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$6.84		$9.03	$10.40	$11.67	$9.27
Total return (4)	(12.43	)% (5)	(7.69)%	(6.18)%	25.89%	(7.30	)% (5)
Net assets, at end of period (000’s)	$6,399		$8,730	$85,302	$69,368	$24,654
Ratio of gross expenses to average net assets (6,8)	6.08	% (7)	3.83%	3.97%	2.71%	2.87	% (7)
Ratio of net expenses to average net assets (8)	2.88	% (7)	3.33%	3.73%	2.46%	2.45	% (7)
Ratio of net investment loss to average net assets	(0.84	)% (7)	(1.81)%	(2.24)%	(1.99)%	(2.18	)% (7)
Portfolio Turnover Rate	147	% (5)	141%	194%	154%	168	% (5)

(1)	The Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	5.44	% (7)	2.74%	2.48%	2.49%	2.66	% (7)
After fees waived	2.24	% (7)	2.24%	2.24%	2.24%	2.24	% (7)

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Investor Class
	For the
	Six Months Ended		For the	For the	For the	For the
	April 30, 2020		Year Ended	Year Ended	Year Ended	Period Ended
	(Unaudited)		October 31, 2019	October 31, 2018	October 31, 2017	October 31, 2016 (1)
Net asset value, beginning of period	$9.00		$10.37	$11.66	$9.27	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.17)	(0.29)	(0.27)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.96)		(0.66)	(0.42)	2.66	(0.55)
Total from investment operations	(1.01)		(0.83)	(0.71)	2.39	(0.73)
Less distributions from:
Net investment income	(1.17)		(0.23)	(0.30)	—	—
Net realized gains	—		(0.32)	(0.28)	—	—
Total distributions	(1.17)		(0.55)	(0.58)	—	—
Paid-in-Capital From Redemption Fees	0.00	(3)	0.01	0.00 (3)	—	—
Net asset value, end of period	$6.82		$9.00	$10.37	$11.66	$9.27
Total return (4)	(12.61	)% (5)	(7.92)%	(6.44)%	25.78%	(7.30	)% (5)
Net assets, at end of period (000’s)	$1,616	(8)	$1,488	$1,425	$517	$0	(8)
Ratio of gross expenses to average net assets (6,9)	6.38	% (7)	4.13%	4.27%	3.01%	3.17	% (7)
Ratio of net expenses to average net assets (9)	3.18	% (7)	3.63%	4.03%	2.76%	2.75	% (7)
Ratio of net investment loss to average net assets	(1.19	)% (7)	(1.85)%	(2.56)%	(2.39)%	(2.48	)% (7)
Portfolio Turnover Rate	147	% (5)	141%	194%	154%	168	% (5)

(1)	The Fund commenced operations on December 30, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes the reinvestment of distributions.

(5)	Not Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Less than $1,000.

(9)	Excluding dividends from securities sold short and interest expense, the ratio of expenses to average net assets would have been:

Before fees waived	5.74	% (7)	3.04%	2.78%	2.79%	2.96	% (7)
After fees waived	2.54	% (7)	2.54%	2.54%	2.54%	2.54	% (7)

See accompanying notes to financial statements.

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2020

1.	ORGANIZATION

The F/m Investments European L/S Small Cap Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 30, 2015.

The investment objective of the Fund is to generate absolute returns by investing both long and short in European Companies. The Fund offers two classes of shares: Institutional Class shares and Investor Class shares. Each class of shares is offered at their net asset value. Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost. Forward foreign currency exchange contracts (‘forward contracts”) are valued at the forward rate. Investments values in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”)

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,829,355	$282,218	$—	$7,111,573
Money Market Funds	792,222	—	—	792,222
Total	$7,621,577	$282,218	$—	$7,903,795
Liabilities*
Securities Sold Short	$1,968,238	$—	$—	$1,968,238
Forward Currency Contracts	—	13,160	—	$13,160
Total	$1,968,238	$13,160	$—	$1,981,398

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may also enter into forward currency contracts as an investment strategy consistent with that Fund’s investment objective. Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from investments and foreign currency in the Statements of Operations.

Foreign Currency Translations – The accounting records of the Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2017 to October 31, 2019, or expected to be taken in the Fund’s October 31, 2020 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

3.	INVESTMENT TRANSACTIONS

For the six months ended April 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and securities sold short, amounted to the following:

Purchases	Sales
$11,304,144	$11,752,925

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

F/m Investments LLC serves as the Fund’s investment advisor to the Fund. Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 2.00%. The Advisor, on behalf of the Fund, has entered into a Sub-Advisory agreement with S.W. Mitchell Capital LLP and the Advisor compensates the Sub-Advisor out of the investment Advisory fee it receives from the Fund. For the six months ended April 30, 2020, the Fund incurred advisory fees in the amount of $84,923.

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 28, 2022 to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (excluding interest and tax expenses, dividends on short positions and Acquired Fund Fees and Expenses) for the Fund do not exceed 2.24% and 2.54% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. During the six months ended April 30, 2020 the total amount of advisory fees waived was $135,893. Previously waived advisory fees in the amount of $8,713 are subject to recapture and will expire on October 31, 2022.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Northern Lights Fund Trust II has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Investor Class shares for such distribution and shareholder service activities. For the six months ended April 30, 2020, the Fund incurred distribution fees in the amount of $1,821.

In addition, certain affiliates of the Distributor provide services to the Fund(s) as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Assets and Liabilities as of April 30, 2020.

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Foreign currency contracts/Currency Risk	Unrealized depreciation on foreign currency contracts	$13,160

The following is a summary of the effect of derivative instruments on the Fund’s Statement of Operations for the six months ended April 30, 2020.

		Change in Unrealized
Contract type/	Realized Gain/(Loss)	Appreciation/(Depreciation)
Primary Risk Exposure	On Foreign Currency Contracts	on Foreign Currency Contracts
Currency contracts/Currency risk	$37,059	$66,336

The notional value and contracts of the derivative instruments outstanding as of April 30, 2020 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

During the six months ended April 30, 2020 the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at April 30, 2020 for the Fund.

Liabilities:			Gross Amounts	Net Amounts
	Gross Amounts		Offset in the	Presented in
	of Recognized		Statements of	the Statements
	Assets &		Assets &	of Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received		Net Amount
Unrealized depreciation on foreign currency contracts	$13,160	(1)	$—	$13,160	$—		$13,160	(2)	$—
Securities Sold Short	1,968,238	(1)	—	1,968,238	1,968,238	(2)	—		—
	$1,981,398		$—	$1,981,398	$1,968,238		$13,160		$—

(1)	Unrealized depreciation on futures contracts, unrealized appreciation on swaps, futures options short at value, and securities sold short as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2020, TD Ameritrade, Inc. held approximately 73.57% of the voting securities of the Fund for the benefit of others. The Fund has no knowledge as to whether all or any portion of the shares owned on record by TD Ameritrade, Inc. are also owned beneficially by any party who would be presumed to control the Fund.

7.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 60 days. The redemption fee is paid directly to the Fund. For the six months ended April 30, 2020 the fund assessed redemption fees in the amount of $252 and $298 for the Institutional Class and Investor Class, respectively.

F/m Investments European L/S Small Cap Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2020

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at April 30, 2020, was as follows:

	Gross	Gross	Net Unrealized
Tax	Unrealized	Unrealized	Appreciation
Cost	Appreciation	Depreciation	(Depreciation)
$7,088,546	$939,321	$(2,105,470)	$(1,166,149)

9.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended October 31, 2019 and October 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	October 31, 2019	October 31, 2018
Ordinary Income	$4,404,614	$3,711,507
Long-Term Capital Gain	—	12,393
	$4,404,614	$3,723,900

As of October 31, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$907,771	$—	$—	$(11,196,146)	$—	$(995,950)	$(11,284,325)

At October 31, 2019, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring	Non-Expiring		CLCF
Expiring	Short-Term	Long-Term	Total	Utilized
$—	$9,969,494	$1,226,652	$11,196,146	$—

The difference between book basis and tax basis accumulated net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market treatment of passive foreign investment companies, and foreign exchange contracts.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

F/m Investments European L/S Small Cap Fund
EXPENSE EXAMPLE (Unaudited)
April 30, 2020

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio During
	Account Value	Account Value	During Period	the Period
Actual	11/1/19	4/30/20	11/1/19 – 4/30/20*	11/1/19 – 4/30/20*
Institutional Class	$1,000.00	$875.70	$10.45	2.24%
Investor Class	$1,000.00	$873.90	$11.83	2.54%

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical **	Account Value	Account Value	During Period	the Period
(5% return before expenses)	11/1/19	4/30/20	11/1/19 – 4/30/20*	11/1/19 – 4/30/20*
Institutional Class	$1,000.00	$1,013.72	$11.22	2.24%
Investor Class	$1,000.00	$1,012.23	$12.71	2.54%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

**	The hypothetical example assumes that the Fund was in operation for the full six months ended April 30, 2020.

F/m Investments European L/S Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited)
April 30, 2020

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF A NEW ADVISORY AGREEMENT AND NEW SUB-ADVISORY AGREEMENT

At a regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 25-26, 2019, the Board, including each of the members of the Board who are not an “interested person” of the Trust (the “Independent Trustees”), considered the approval of the proposed New Advisory Agreement between the Trust and F/m Investments, LLC (“F/m”) on behalf of F/m Investments European L/S Small Cap Fund (formerly, Balter European L/S Small Cap Fund) (“F/m Investments European Small Cap”) (“New Advisory Agreement”). The Board also considered the approval of a new sub-advisory agreement between F/m and S.W. Mitchel Capital, LLP (“SWMC”) on behalf of F/m Investments European Small Cap (the “New Sub-Advisory Agreement” and together with the New Advisory Agreement, the “New Agreements”).

Based on their evaluation of the information provided by F/m and SWMC, as well as information provided by other Fund service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the New Agreements with respect to F/m Investments European Small Cap.

In advance of the meeting, the Board requested and received materials to assist them in considering the New Agreements. The materials provided contained information with respect to the factors enumerated below, including the New Agreements, a memorandum prepared by the Independent Trustees’ outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the New Agreements and comparative information relating to the advisory fees and other expenses of F/m Investments European Small Cap. The materials also included due diligence materials relating to F/m and SWMC, and each firm’s Form ADV, select financial information of F/m and SWMC, bibliographic information regarding F/m’s and SWMC’s key management and investment advisory personnel, and comparative fee information relating to F/m Investments European Small Cap as well as other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided by F/m in advance of the Meeting and deliberated on the proposed approval of the New Advisory Agreement with respect to F/m Investments European Small Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the New Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Advisory Agreement. In considering the proposed approval of the New Advisory Agreement with respect to F/m Investments European Small Cap, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

New Advisory Agreement

Nature, Extent and Quality of Services. The Board reviewed materials provided by F/m related to the approval of the New Advisory Agreement, including its Form ADV, a description of the manner in which investment decisions are made and executed and a review of the personnel who will be performing services for F/m Investments European Small Cap, including the team of individuals that will primarily monitor and execute the investment process and will provide oversight of the sub-adviser, SWMC.

The Board then discussed the extent of F/m’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered F/m’s specific responsibilities in all aspects of the day-to-day management of F/m Investments European Small Cap, including F/m’s oversight of F/m Investments European Small Cap’s sub-adviser to ensure that the sub-adviser adheres to the Fund’s investment strategy. Additionally, the Board received satisfactory responses from F/m with respect to a series of important questions, including: whether F/m is involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with F/m’s management of F/m Investments European Small Cap; and whether F/m has procedures in place to adequately allocate trades among its respective clients, with the Board noting that F/m currently has no other clients.

The Board reviewed the descriptions provided by F/m of its practices for monitoring compliance with F/m Investments European Small Cap’s investment strategies and limitations and oversight of SWMC, noting that F/m’s chief compliance officer will

F/m Investments European L/S Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

routinely review the sub-adviser’s performance of its duties with respect to the Fund to ensure compliance under F/m’s compliance program. The Board reviewed the sub-advisory arrangement and discussed F/m’s policies, procedures and overall compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust had provided comments to F/m’s compliance manual, which representatives of F/m had stated to the Board would be adopted by F/m, and represented that subject to such revisions being made, F/m’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted F/m’s representation that the prospectus and statement of additional information for F/m Investments European Small Cap accurately describe the investment strategies of the Fund. The Board then reviewed the capitalization of F/m based on financial information and other materials provided and discussed these with F/m, and concluded that F/m was sufficiently well-capitalized, or that its control persons or principals had the ability to make additional contributions in order to meet its obligations to F/m Investments European Small Cap.

The Board concluded that F/m had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the New Advisory Agreement and that the nature, overall quality and extent of the management and oversight services to be provided by F/m were satisfactory.

Performance. The Board discussed the reports prepared by Broadridge and reviewed the performance of F/m Investments European Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year, three year and since-inception periods ended March 31, 2019. The Board noted that, as F/m would be a new investment adviser for F/m Investments European Small Cap, it had not been responsible for the prior performance of the Fund or oversight of the sub-adviser although F/m proposed to continue retaining SWMC as the Fund’s sub-adviser. The Board also noted that F/m, as a newly formed investment adviser, did not have its own track record to consider. Consequently, the Board did not consider performance to be a significant factor in its consideration of F/m, although it noted it would consider performance in its consideration of SWMC as sub-adviser.

Fees and Expenses. As to the costs of the services to be provided by F/m, the Board discussed the comparison of advisory fees and total operating expense data and reviewed F/m Investments European Small Cap’s proposed advisory fee and overall expenses compared to its peer group and Morningstar category as presented in the Broadridge Reports. The Board noted that although the advisory fee was the highest in its peer group, it was not the highest in its Morningstar category. The Board further noted that F/m would be responsible for paying the sub-adviser out of the advisory fee it receives from F/m Investments European Small Cap which contributes to the higher advisory fee being charged to the Fund. The Board also reviewed the proposed contractual arrangements for F/m Investments European Small Cap, which state that F/m has agreed to waive or limit its advisory fee and/or reimburse expenses at least until February 28, 2022 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.24% and 2.54% of the Fund’s average annual net assets for Institutional and Investor Class Shares, respectively, and the Board found such arrangements to be beneficial to F/m Investments European Small Cap’s shareholders. The Board further noted that the advisory fee and expense limitation agreement terms were identical in all material respects to those terms in place under the current advisory agreement and expense limitation agreement with Balter Liquid Alternatives, LLC (“BLA”) with respect to F/m Investments European Small Cap except for the term and effective date. The Board also noted that, while F/m’s parent company was paying an ongoing fee to BLA in connection with BLA’s support for F/m’s approval as adviser, such fee was not paid by F/m Investments European Small Cap and was to be paid out of F/m’s parent’s own resources. After further consideration, it was the consensus of the Board that, based on the experience and expertise of F/m’s personnel, and the services provided by F/m to F/m Investments European Small Cap, the advisory fee to be charged by F/m to the Fund was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to F/m with respect to F/m Investments European Small Cap based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by F/m. After review and discussion, the Board concluded that, based on the services provided and the projected growth of F/m Investments European Small Cap, the anticipated profit from F/m’s relationship with the Fund was not excessive.

Economies of Scale. As to the extent to which F/m Investments European Small Cap will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed F/m’s expectations for growth of the Fund. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

F/m Investments European L/S Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

New Sub-Advisory Agreement

The Board then reviewed and discussed the written materials that were provided by SWMC in advance of the Meeting and deliberated on the New Sub-Advisory Agreement with respect to F/m Investments European Small Cap. The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Sub-Advisory Agreement. In considering the approval of the renewal of the New Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, quality and extent of the services to be provided by SWMC, the Board noted the experience of the portfolio management and research personnel of SWMC, including their experience in the investment field, education and industry credentials. The Board discussed the financial condition of SWMC and reviewed supporting materials. The Board reviewed the presentation materials prepared by SWMC describing its investment process. The Board received satisfactory responses from SWMC with respect to a series of important questions, including: whether SWMC was involved in any lawsuits or pending regulatory actions.

The Board discussed SWMC’s compliance structure and broker selection process and engaged in a discussion with the Trust’s chief compliance officer regarding SWMC’s business practices. The Board noted that the CCO of the Trust continued to represent that SWMC’s policies and procedures were reasonably designed to prevent violations of applicable securities laws. The Board also noted SWMC’s representation that the prospectus and statement of additional information for F/m Investments European Small Cap accurately describe the investment strategies of the Fund. In consideration of the compliance policies and procedures for SWMC included in the Board Materials, the Board concluded that SWMC had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the New Sub-Advisory Agreement and that the nature, overall quality and extent of investment management services to be provided to F/m Investments European Small Cap were satisfactory.

Performance. As the sole sub-adviser to F/m Investments European Small Cap, the Board considered the Fund’s past performance as well as other factors relating to SWMC’s track record. The Board discussed the reports prepared by Broadridge and reviewed the performance of F/m Investments European Small Cap as compared to its Broadridge selected peer group, Morningstar category and benchmark for the one-year, three year and since-inception periods ended March 31, 2019. The Board noted that F/m Investments European Small Cap had underperformed its peer group median and Morningstar category median for each period and its benchmark, the MSCI Europe Small Cap Index (the MSCI Europe Small Cap”), for the three year and since inception periods but outperformed its benchmark for the one-year period. The Board noted the challenges facing the European market and that F/m Investments European Small Cap’s peer group consisted of long/short funds that were not as Europe-focused as F/m Investments European Small Cap. The Board then noted its discussion with F/m regarding the process F/m would use to monitor SWMC’s performance as well as the fact that recent performance, while lagging F/m Investments European Small Cap’s peer group, had improved against its benchmark outperforming the MSCI Europe Small Cap Index for the one-year period, and concluded that the performance track record of SWMC and F/m Investments European Small Cap was satisfactory and in-line with the Fund’s investment objective.

Fees and Expenses. As to the costs of the services to be provided by SWMC, the Board discussed the sub-advisory fee to be paid to SWMC. The Board considered that SWMC would be paid by F/m and not by F/m Investments European Small Cap. F/m confirmed to the Board that F/m was of the opinion that the sub-advisory fee to be paid to SWMC was reasonable in light of the quality of the services to be performed by it. The Board discussed the total fee expected to be paid to SWMC and noted that SWMC would receive no other compensation from F/m Investments European Small Cap or F/m except the sub-advisory fee earned pursuant to the New Sub-Advisory Agreement and payable by F/m. Based on the representations of F/m and the materials provided, the Board concluded that the sub-advisory fee to be paid to SWMC was not unreasonable.

Profitability. As to profits to be realized by SWMC, the Board reviewed the profitability analysis provided by SWMC. The Board noted that because the sub-advisory fee was to be paid by F/m, the overall advisory fee to be paid by F/m Investments European Small Cap will not be directly affected by the sub-advisory fee to be paid to SWMC. Consequently, the Board did not consider the

F/m Investments European L/S Small Cap Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
April 30, 2020

profitability of SWMC to be a significant factor, although it concluded that the level of profit to be realized by SWMC was not excessive.

Economies of Scale. Because the sub-advisory fees are not paid by F/m Investments European Small Cap, the Board did not consider whether the sub-advisory fees should reflect any potential economies of scale that might be realized as the assets of the Fund increase. The Board did, however, recognize that any changes to the advisory fee received by F/m from F/m Investments European Small Cap may indirectly be reflected in the total amount of sub-advisory fees that would be available by F/m to pay SWMC.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. Having requested and received such information from F/m and SWMC as the Board believed to be reasonably necessary to evaluate the terms of each New Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that, with respect to F/m Investments European Small Cap and of the New Agreements separately, (a) the terms of the respective New Agreement were reasonable; (b) the advisory fee or sub-advisory fee, as appropriate, were not unreasonable; and (c) the respective New Agreements were in the best interests of F/m Investments European Small Cap and its shareholders, as appropriate. In considering the approval of the New Agreements, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the New Agreements was in the best interests of F/m Investments European Small Cap and its shareholders as appropriate. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each of the New Agreements.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

This Page Intentionally Left Blank

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-322-8112 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-PORT is available without charge, upon request, by calling 1-844-322-8112.

INVESTMENT ADVISOR
F/m Investments LLC
3050 K Street NW, Suite W-170
Washington, DC 20007

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 7/6/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 7/6/20